Other current and non-current assets - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Prepaid maintenance expenses	€ 1.2	€ 0.9
Prepaid expenses of licenses and software	6.8	7.0
Noncurrent Prepayments Of Licensing Agreement	0.1	0.5
NonCurrent Prepaid Maintenance Expenses	0.3	0.5
Other assets [member]
Disclosure of subsidiaries [line items]
Interest receivable	7.0	2.6
Capital gains tax receivable	4.5	3.1
Celgene Switzerland LLC And Genmab AS [Member]
Disclosure of subsidiaries [line items]
Current Incremental cost for collaboration agreement	0.1	0.2
Non current incremental cost for collaboration agreement	€ 0.2	€ 0.4